Employee benefits liabilities - Disclosure of maturity profile of defined benefit obligation (Details) € in Millions	Dec. 31, 2024 EUR (€)
2025 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 1,894
2025 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	126
2026 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,896
2026 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	126
2027 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,900
2027 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	126
2028 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,853
2028 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	125
2029 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	1,840
2029 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	125
2030-2034 | Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	8,807
2030-2034 | Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Expected benefit payments	€ 614